Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

12.        Subsequent Events

We have evaluated subsequent events after the consolidated balance sheet date and through the filing date of these consolidated financial statements, and based on our evaluation, management has determined that no other subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto other than as disclosed herein and in the accompanying notes.